Label	Element	Value
Registrant Name	dei_EntityRegistrantName	Vanguard Chester Funds
Central Index Key	dei_EntityCentralIndexKey	0000752177
Amendment Flag	dei_AmendmentFlag	false
Document Type	dei_DocumentType	485BPOS
Document Creation Date	dei_DocumentCreationDate	Jul. 08, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jul. 08, 2015
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2014
Institutional | Vanguard Institutional Target Retirement 2010 Fund
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because fixed income securities such as bonds usually are less volatile than stocks and because the Fund currently invests a significant portion of its assets in fixed income securities, the Fund's overall level of risk should be moderate.

With approximately 63% of its assets allocated to bonds, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposure.

With approximately 37% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionTableTextBlock
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus Date	rr_ProspectusDate	Jun. 26, 2015
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
EXAMPLE	rr_ExpenseExampleHeading	Example
Bar Chart Narrative	rr_BarChartNarrativeTextBlock	The Fund began operations on June 26, 2015, so performance information is not yet available.
Risk:	rr_RiskHeading	Principal Risks
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. The Fund has no operating history and therefore has no portfolio turnover information.

StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Institutional Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 34.4%

Vanguard Total Stock Market Index Fund 22.3%

Vanguard Total International Stock Index Fund 14.8%

Vanguard Total International Bond Index Fund 14.8%

Vanguard Short-Term Inflation-Protected Securities Index Fund 13.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Risk/Return	rr_RiskReturnHeading	Risk/Return
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Shareholder Fees (Fees paid directly from your investment) [Table]	rr_ShareholderFeesTableTextBlock
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Annual Fund Operating Expenses [Expenses that you pay each year as a percentage of the value of your investment]	rr_AnnualFundOperatingExpensesTableTextBlock
Strategy:	rr_StrategyHeading	Principal Investment Strategies
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not been in operation long enough to report a full calendar-year return.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Investment objective:	rr_ObjectiveHeading	Investment Objective
Institutional | Vanguard Institutional Target Retirement 2055 Fund
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds and because the Fund currently invests most of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 90% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in a particular country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposure.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionTableTextBlock
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus Date	rr_ProspectusDate	Jun. 26, 2015
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
EXAMPLE	rr_ExpenseExampleHeading	Example
Bar Chart Narrative	rr_BarChartNarrativeTextBlock	The Fund began operations on June 26, 2015, so performance information is not yet available.
Risk:	rr_RiskHeading	Principal Risks
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. The Fund has no operating history and therefore has no portfolio turnover information.

StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Institutional Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.0%

Vanguard Total International Stock Index Fund 36.0%

Vanguard Total Bond Market II Index Fund 7.0%

Vanguard Total International Bond Index Fund 3.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Risk/Return	rr_RiskReturnHeading	Risk/Return
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Shareholder Fees (Fees paid directly from your investment) [Table]	rr_ShareholderFeesTableTextBlock
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Annual Fund Operating Expenses [Expenses that you pay each year as a percentage of the value of your investment]	rr_AnnualFundOperatingExpensesTableTextBlock
Strategy:	rr_StrategyHeading	Principal Investment Strategies
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not been in operation long enough to report a full calendar-year return.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Investment objective:	rr_ObjectiveHeading	Investment Objective
Institutional | Vanguard Institutional Target Retirement 2060 Fund
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds and because the Fund currently invests most of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 90% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in a particular country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposure.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionTableTextBlock
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus Date	rr_ProspectusDate	Jun. 26, 2015
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
EXAMPLE	rr_ExpenseExampleHeading	Example
Bar Chart Narrative	rr_BarChartNarrativeTextBlock	The Fund began operations on June 26, 2015, so performance information is not yet available.
Risk:	rr_RiskHeading	Principal Risks
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. The Fund has no operating history and therefore has no portfolio turnover information.

StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Institutional Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.0%

Vanguard Total International Stock Index Fund 36.0%

Vanguard Total Bond Market II Index Fund 7.0%

Vanguard Total International Bond Index Fund 3.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Risk/Return	rr_RiskReturnHeading	Risk/Return
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Shareholder Fees (Fees paid directly from your investment) [Table]	rr_ShareholderFeesTableTextBlock
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Annual Fund Operating Expenses [Expenses that you pay each year as a percentage of the value of your investment]	rr_AnnualFundOperatingExpensesTableTextBlock
Strategy:	rr_StrategyHeading	Principal Investment Strategies
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not been in operation long enough to report a full calendar-year return.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Investment objective:	rr_ObjectiveHeading	Investment Objective
Institutional | Vanguard Institutional Target Retirement Income Fu
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and some capital appreciation.
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses. There is no guarantee that the Fund will provide adequate income through retirement. Because bonds and short-term investments usually are less volatile than stocks and because the Fund invests most of its assets in bonds and short-term investments, the Fund's overall level of risk should be low to moderate.

With approximately 70% of its assets allocated to bonds, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposure.

With approximately 30% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionTableTextBlock
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus Date	rr_ProspectusDate	Jun. 26, 2015
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
EXAMPLE	rr_ExpenseExampleHeading	Example
Bar Chart Narrative	rr_BarChartNarrativeTextBlock	The Fund began operations on June 26, 2015, so performance information is not yet available.
Risk:	rr_RiskHeading	Principal Risks
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. The Fund has no operating history and therefore has no portfolio turnover information.

StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 37.2%

Vanguard Total Stock Market Index Fund 18.0%

Vanguard Short-Term Inflation-Protected Securities Index Fund 16.8%

Vanguard Total International Bond Index Fund 16.0%

Vanguard Total International Stock Index Fund 12.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Risk/Return	rr_RiskReturnHeading	Risk/Return
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Shareholder Fees (Fees paid directly from your investment) [Table]	rr_ShareholderFeesTableTextBlock
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Annual Fund Operating Expenses [Expenses that you pay each year as a percentage of the value of your investment]	rr_AnnualFundOperatingExpensesTableTextBlock
Strategy:	rr_StrategyHeading	Principal Investment Strategies
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not been in operation long enough to report a full calendar-year return.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Investment objective:	rr_ObjectiveHeading	Investment Objective
Institutional | Vanguard Institutional Target Retirement 2015 Fund
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 51% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 49% of its assets allocated to bonds, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposure.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionTableTextBlock
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus Date	rr_ProspectusDate	Jun. 26, 2015
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
EXAMPLE	rr_ExpenseExampleHeading	Example
Bar Chart Narrative	rr_BarChartNarrativeTextBlock	The Fund began operations on June 26, 2015, so performance information is not yet available.
Risk:	rr_RiskHeading	Principal Risks
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. The Fund has no operating history and therefore has no portfolio turnover information.

StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Institutional Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 30.6%

Vanguard Total Bond Market II Index Fund 29.3%

Vanguard Total International Stock Index Fund 20.4%

Vanguard Total International Bond Index Fund 12.5%

Vanguard Short-Term Inflation-Protected Securities Index Fund 7.2%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Risk/Return	rr_RiskReturnHeading	Risk/Return
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Shareholder Fees (Fees paid directly from your investment) [Table]	rr_ShareholderFeesTableTextBlock
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Annual Fund Operating Expenses [Expenses that you pay each year as a percentage of the value of your investment]	rr_AnnualFundOperatingExpensesTableTextBlock
Strategy:	rr_StrategyHeading	Principal Investment Strategies
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not been in operation long enough to report a full calendar-year return.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Investment objective:	rr_ObjectiveHeading	Investment Objective
Institutional | Vanguard Institutional Target Retirement 2020 Fund
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 61% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 39% of its assets allocated to bonds, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposure.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionTableTextBlock
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus Date	rr_ProspectusDate	Jun. 26, 2015
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
EXAMPLE	rr_ExpenseExampleHeading	Example
Bar Chart Narrative	rr_BarChartNarrativeTextBlock	The Fund began operations on June 26, 2015, so performance information is not yet available.
Risk:	rr_RiskHeading	Principal Risks
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. The Fund has no operating history and therefore has no portfolio turnover information.

StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Institutional Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 36.4%

Vanguard Total Bond Market II Index Fund 27.5%

Vanguard Total International Stock Index Fund 24.3%

Vanguard Total International Bond Index Fund 11.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Risk/Return	rr_RiskReturnHeading	Risk/Return
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Shareholder Fees (Fees paid directly from your investment) [Table]	rr_ShareholderFeesTableTextBlock
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Annual Fund Operating Expenses [Expenses that you pay each year as a percentage of the value of your investment]	rr_AnnualFundOperatingExpensesTableTextBlock
Strategy:	rr_StrategyHeading	Principal Investment Strategies
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not been in operation long enough to report a full calendar-year return.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Investment objective:	rr_ObjectiveHeading	Investment Objective
Institutional | Vanguard Institutional Target Retirement 2025 Fund
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 68% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 32% of its assets allocated to bonds, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposure.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionTableTextBlock
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus Date	rr_ProspectusDate	Jun. 26, 2015
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
EXAMPLE	rr_ExpenseExampleHeading	Example
Bar Chart Narrative	rr_BarChartNarrativeTextBlock	The Fund began operations on June 26, 2015, so performance information is not yet available.
Risk:	rr_RiskHeading	Principal Risks
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. The Fund has no operating history and therefore has no portfolio turnover information.

StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Institutional Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 40.9%

Vanguard Total International Stock Index Fund 27.3%

Vanguard Total Bond Market II Index Fund 22.3%

Vanguard Total International Bond Index Fund 9.5%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Risk/Return	rr_RiskReturnHeading	Risk/Return
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Shareholder Fees (Fees paid directly from your investment) [Table]	rr_ShareholderFeesTableTextBlock
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Annual Fund Operating Expenses [Expenses that you pay each year as a percentage of the value of your investment]	rr_AnnualFundOperatingExpensesTableTextBlock
Strategy:	rr_StrategyHeading	Principal Investment Strategies
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not been in operation long enough to report a full calendar-year return.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Investment objective:	rr_ObjectiveHeading	Investment Objective
Institutional | Vanguard Institutional Target Retirement 2030 Fund
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 76% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 24% of its assets allocated to bonds, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposure.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionTableTextBlock
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus Date	rr_ProspectusDate	Jun. 26, 2015
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
EXAMPLE	rr_ExpenseExampleHeading	Example
Bar Chart Narrative	rr_BarChartNarrativeTextBlock	The Fund began operations on June 26, 2015, so performance information is not yet available.
Risk:	rr_RiskHeading	Principal Risks
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. The Fund has no operating history and therefore has no portfolio turnover information.

StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Institutional Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 45.4%

Vanguard Total International Stock Index Fund 30.3%

Vanguard Total Bond Market II Index Fund 17.0%

Vanguard Total International Bond Index Fund 7.3%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Risk/Return	rr_RiskReturnHeading	Risk/Return
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Shareholder Fees (Fees paid directly from your investment) [Table]	rr_ShareholderFeesTableTextBlock
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Annual Fund Operating Expenses [Expenses that you pay each year as a percentage of the value of your investment]	rr_AnnualFundOperatingExpensesTableTextBlock
Strategy:	rr_StrategyHeading	Principal Investment Strategies
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not been in operation long enough to report a full calendar-year return.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Investment objective:	rr_ObjectiveHeading	Investment Objective
Institutional | Vanguard Institutional Target Retirement 2035 Fund
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 83% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 17% of its assets allocated to bonds, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposure.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionTableTextBlock
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus Date	rr_ProspectusDate	Jun. 26, 2015
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
EXAMPLE	rr_ExpenseExampleHeading	Example
Bar Chart Narrative	rr_BarChartNarrativeTextBlock	The Fund began operations on June 26, 2015, so performance information is not yet available.
Risk:	rr_RiskHeading	Principal Risks
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. The Fund has no operating history and therefore has no portfolio turnover information.

StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Institutional Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 50.0%

Vanguard Total International Stock Index Fund 33.3%

Vanguard Total Bond Market II Index Fund 11.7%

Vanguard Total International Bond Index Fund 5.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Risk/Return	rr_RiskReturnHeading	Risk/Return
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Shareholder Fees (Fees paid directly from your investment) [Table]	rr_ShareholderFeesTableTextBlock
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Annual Fund Operating Expenses [Expenses that you pay each year as a percentage of the value of your investment]	rr_AnnualFundOperatingExpensesTableTextBlock
Strategy:	rr_StrategyHeading	Principal Investment Strategies
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not been in operation long enough to report a full calendar-year return.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Investment objective:	rr_ObjectiveHeading	Investment Objective
Institutional | Vanguard Institutional Target Retirement 2040 Fund
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 90% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposure.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionTableTextBlock
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus Date	rr_ProspectusDate	Jun. 26, 2015
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
EXAMPLE	rr_ExpenseExampleHeading	Example
Bar Chart Narrative	rr_BarChartNarrativeTextBlock	The Fund began operations on June 26, 2015, so performance information is not yet available.
Risk:	rr_RiskHeading	Principal Risks
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. The Fund has no operating history and therefore has no portfolio turnover information.

StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Institutional Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.0%

Vanguard Total International Stock Index Fund 36.0%

Vanguard Total Bond Market II Index Fund 7.0%

Vanguard Total International Bond Index Fund 3.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Risk/Return	rr_RiskReturnHeading	Risk/Return
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Shareholder Fees (Fees paid directly from your investment) [Table]	rr_ShareholderFeesTableTextBlock
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Annual Fund Operating Expenses [Expenses that you pay each year as a percentage of the value of your investment]	rr_AnnualFundOperatingExpensesTableTextBlock
Strategy:	rr_StrategyHeading	Principal Investment Strategies
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not been in operation long enough to report a full calendar-year return.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Investment objective:	rr_ObjectiveHeading	Investment Objective
Institutional | Vanguard Institutional Target Retirement 2045 Fund
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds and because the Fund currently invests most of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 90% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposure.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionTableTextBlock
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus Date	rr_ProspectusDate	Jun. 26, 2015
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
EXAMPLE	rr_ExpenseExampleHeading	Example
Bar Chart Narrative	rr_BarChartNarrativeTextBlock	The Fund began operations on June 26, 2015, so performance information is not yet available.
Risk:	rr_RiskHeading	Principal Risks
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. The Fund has no operating history and therefore has no portfolio turnover information.

StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Institutional Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.0%

Vanguard Total International Stock Index Fund 36.0%

Vanguard Total Bond Market II Index Fund 7.0%

Vanguard Total International Bond Index Fund 3.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Risk/Return	rr_RiskReturnHeading	Risk/Return
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Shareholder Fees (Fees paid directly from your investment) [Table]	rr_ShareholderFeesTableTextBlock
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Annual Fund Operating Expenses [Expenses that you pay each year as a percentage of the value of your investment]	rr_AnnualFundOperatingExpensesTableTextBlock
Strategy:	rr_StrategyHeading	Principal Investment Strategies
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not been in operation long enough to report a full calendar-year return.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Investment objective:	rr_ObjectiveHeading	Investment Objective
Institutional | Vanguard Institutional Target Retirement 2050 Fund
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds and because the Fund currently invests most of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 90% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in a particular country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposure.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionTableTextBlock
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus Date	rr_ProspectusDate	Jun. 26, 2015
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
EXAMPLE	rr_ExpenseExampleHeading	Example
Bar Chart Narrative	rr_BarChartNarrativeTextBlock	The Fund began operations on June 26, 2015, so performance information is not yet available.
Risk:	rr_RiskHeading	Principal Risks
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. The Fund has no operating history and therefore has no portfolio turnover information.

StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Institutional Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.0%

Vanguard Total International Stock Index Fund 36.0%

Vanguard Total Bond Market II Index Fund 7.0%

Vanguard Total International Bond Index Fund 3.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Risk/Return	rr_RiskReturnHeading	Risk/Return
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Shareholder Fees (Fees paid directly from your investment) [Table]	rr_ShareholderFeesTableTextBlock
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Annual Fund Operating Expenses [Expenses that you pay each year as a percentage of the value of your investment]	rr_AnnualFundOperatingExpensesTableTextBlock
Strategy:	rr_StrategyHeading	Principal Investment Strategies
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not been in operation long enough to report a full calendar-year return.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Investment objective:	rr_ObjectiveHeading	Investment Objective